PRE-OPENING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
PRE-OPENING EXPENSES
Schedule of pre-opening expenses incurred during the hotel pre-opening period

	Years Ended December 31,
	2021	2022	2023
Rents	68	84	30
Personnel costs	5	5	1
Others	8	6	4
Total	81	95	35